Partners' Capital (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Ferrellgas Paid Cash Distributions	Ferrellgas, L.P. has paid the following distributions:

	For the three months ended October 31,
	2015	2014
Ferrellgas Partners	$51,963	$41,774
General partner	530	426
	$52,493	$42,200

Ferrellgas, L.P. has paid the following distributions:

	For the three months ended January 31,		For the six months ended January 31,
	2016	2015	2016	2015
Ferrellgas Partners	$105,339	$49,626	$157,302	$91,400
General partner	1,075	506	1,605	932
	$106,414	$50,132	$158,907	$92,332
Ferrellgas, L.P. has paid the following quarterly distributions.

	For the year ended July 31,
	2015	2014	2013
Ferrellgas Partners	$182,803	$176,623	$175,380
General partner	1,864	1,803	1,790